Acquisition of Delaware Bancshares, Inc. (Tables)	12 Months Ended
Dec. 31, 2017
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition

(Dollars in Thousands, Except Per Share Data)

Purchase Price Consideration in Common Stock
Delaware Bancshares, Inc. common shares settled for stock	694,114
Exchange Ratio	0.6221
Norwood Financial Corp. shares issued	431,605
Value assigned to Norwood Financial Corp. common share	$28.15
Purchase price assigned to Delaware Bancshares, Inc. common shares		$12,150
exchanged for Norwood Financial Corp.

Purchase Price Consideration - Cash for Common Stock
Delaware Bancshares, Inc. shares exchanged for cash	231,385
Purchase price paid to each Delaware Bancshares, Inc. common share exchanged for cash	$16.68
Purchase price assigned to Delaware Bancshares, Inc. common shares exchanged for cash		$3,860
Purchase price consideration - Cash-in-lieu of Fractional Shares		6
Total Purchase Price		$16,016

Net Assets Acquired:

Delaware Bancshares, Inc. shareholders' equity	$19,357
Delaware Bancshares, Inc. goodwill and intangibles	(7,640)
Total tangible equity	11,717

Adjustments to reflect assets acquired at fair value:
Investments	219
Loans
Interest rate	1,486
General credit	(1,614)
Specific credit - non-amortizing	(260)
Specific credit - amortizing	(239)
Core deposit intangible	449
Deferred loan fees	(296)
Premises and equipment	3,053
Allowance for loan and lease losses	1,651
Deferred tax assets	(1,417)
Other	(97)

Adjustments to reflect liabilities acquired at fair value:
Time deposits	(252)
		14,400
Goodwill resulting from merger		$1,616

The following condensed statement reflects the values assigned to Delaware Bancshares, Inc. net assets as of acquisition date:

(In Thousands)

Total purchase price		$16,016

Net assets acquired:
Cash	$14,977
Securities available for sale	208,488
Loans	116,674
Premises and equipment, net	7,292
Regulatory stock	279
Accrued interest receivable	1,626
Bank-owned life insurance	14,762
Core deposit intangible	449
Deferred tax assets	3,034
Other assets	3,282
Time deposits	(71,342)
Deposits other than time deposits	(255,921)
Borrowings	(21,232)
Accrued interest payable	(95)
Other liabilities	(7,873)
		14,400

Goodwill resulting from Delaware Bancshares, Inc., Merger		$1,616

Future Amortization Expense

2018	$126
2019	101
2020	77
2021	52
2022	38
Thereafter	68
$462

Proforma

	Pro Forma
	Year Ended December 31,
(In Thousands, Except Per Share Data)	2017	2016
Net interest income	$34,908	$37,199
Non-interest income	6,911	6,487
Net income	8,198	3,588
Pro forma earnings per share:
Basic	$1.32	$0.58
Diluted	$1.31	$0.58

Nonrecurring Adjustments

Professional fees	$-	$1,602
Data processing related	-	638
Other	-	810

Delaware Bancshares, Inc. Acquisition [Member]
Business Acquisition [Line Items]
Future Amortization Expense

(In thousands)

2018	$70
2019	62
2020	54
2021	46
2022	37
After five years	68
$337